Income and expenses - Income taxes - Deferred tax additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 4,371,000	€ 4,312,000	€ 4,983,000
Deferred tax assets	227,000	1,186,000	201,000
Materialise USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 0	1,600,000	0
Increase decrease deferred tax and unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction %	85.00%
Unused tax loss carry-forward, tax credits and other	€ 48,648,000	87,558,000	43,172,000
Unused tax loss carry-forward, tax credits and other (MAT NV)	35,578,000	45,245,000	27,878,000
Tax losses, notional interest deduction and other tax benefits	300,000		1,800,000	€ 2,000,000.0
Deferred tax liabilities		6,700,000
Deferred tax assets	0		0
Unused Tax Losses And Innovation Income Deduction [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0.0
Deferred tax assets	€ 0	€ 200,000	€ 0.0